Long - Term Loans From Others (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Mar. 31, 2005 Horizon [Member]	Oct. 31, 2009 Elkrief [Member] Agreement	Dec. 31, 2012 Elkrief [Member] Loan Agreement [Member]	Oct. 25, 2009 Elkrief [Member] Loan Agreement [Member]	Oct. 25, 2009 Elkrief [Member] Loan Agreement One [Member]	Jun. 30, 2012 Tomwood [Member]	Jun. 29, 2012 Tomwood [Member]	Oct. 05, 2010 Tomwood [Member]	Dec. 31, 2012 Sparta Technical Solutions LTD [Member] Agreement	Dec. 31, 2012 Sparta Technical Solutions LTD [Member]	Dec. 24, 2012 Sparta Technical Solutions LTD [Member] Loan Agreement [Member]	Dec. 24, 2012 Sparta Technical Solutions LTD [Member] Loan Agreement One [Member]	Dec. 31, 2012 GPF S.A [Member]	May 31, 2012 GPF S.A [Member] Loan Agreement [Member]	Jan. 31, 2013 Troy Creative Solutions LTD [Member]	Nov. 12, 2012 Troy Creative Solutions LTD [Member] Agreement	Dec. 31, 2012 Troy Creative Solutions LTD [Member]	Jan. 10, 2013 Troy Creative Solutions LTD [Member]	Jul. 30, 2012 Troy Creative Solutions LTD [Member] Loan Agreement [Member]	Nov. 12, 2012 Troy Creative Solutions LTD [Member] Loan Agreement One [Member]
Long Term Loans From Others (Textual)
Related party debt			$ 1,100,000			$ 88,500	$ 83,000			$ 2,000,000			$ 68,000	$ 166,000		$ 55,000				$ 125,000	$ 100,000	$ 65,000
Interest rate on loan			11.67%
Frequency of payment of loan	To be repaid in monthly installments for nine years.
Total other long-term liabilities	$ 257,000	$ 415,000
Number of loan agreement with related parties				2							2							2
Description of security and collateral for repayment of the loans					As security and collateral for repayment of the Loans, HOMI Industries encumbered in Elkrief's favor computerized minibar systems, including 177 and 166 HOMI® computerized minibars, central units and licenses to HOMI® software							As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Sparta's favor computerized minibar systems, including 130 and 375 HOMI® computerized minibars, central units and licenses to HOMI® software			As security and collateral for repayment of the Loan, HOMI Industries agreed to encumber in GPF's favor the computerized minibar system, including 110 HOMI® computerized minibars, a central unit and a license to HOMI® software		As security and collateral for repayment of the Loan, HOMI Industries will encumber in the related company's favor a computerized minibar system, including 231 HOMI® 226 computerized minibars, a central unit and a license to HOMI® software.		As security and collateral for repayment of the Loans, HOMI Industries agreed to encumber in Troy's favor computerized minibar systems, including 210 and 140 HOMI® computerized minibars, central units and licenses to HOMI® software
Shares issued in conversion of debt (Shares)								110,497,238
Per share price of shares allocated to Townwood through conversion of loan									$ 0.0181